Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13: Commitments and Contingencies

As a global company with a diverse business portfolio, CNH Industrial is exposed to numerous legal risks, including dealer and supplier litigation, intellectual property right disputes, product warranty and defective product claims, product performance, asbestos, personal injury, emissions and/or fuel economy regulatory and contractual issues, and environmental claims that arise in the ordinary course of business. The most significant of these matters are described below.

The outcome of any current or future proceedings, claims or investigations cannot be predicted with certainty. Adverse decisions in one or more of these proceedings, claims or investigations could require the Company to pay substantial damages or undertake service actions, recall campaigns or other costly actions. It is therefore possible that legal judgments could give rise to expenses that are not covered, or not fully covered, by insurers’ compensation payments and could affect CNH Industrial’s financial position and results. When it is probable that such a loss has been incurred and the amount can be reasonably estimated, an accrual has been made against the Company’s earnings and included in “Other liabilities” on the consolidated balance sheets.

Although the ultimate outcome of legal matters pending against CNH Industrial and its subsidiaries cannot be predicted, the Company believes the reasonable possible range of losses for these unresolved legal matters in addition to the amounts accrued would not have a material effect on its consolidated financial statements.

Environmental

Pursuant to the U.S. Comprehensive Environmental Response, Compensation and Liability Act of 1980 (“CERCLA”), which imposes strict and, under certain circumstances, joint and several liability for remediation and liability for natural resource damages, and other federal and state laws that impose similar liabilities, CNH Industrial has received inquiries for information or notices of its potential liability regarding 65 non-owned U.S. sites at which regulated materials allegedly generated by CNH Industrial were released or disposed (“Waste Sites”). Of the Waste Sites, 15 are on the National Priority List (“NPL”) promulgated pursuant to CERCLA. For 59 of the Waste Sites, the monetary amount or extent of the Company’s liability has either been resolved; it has not been named as a potentially responsible party (“PRP”), or its liability is likely de minimis.

Because estimates of remediation costs are subject to revision as more information becomes available about the extent and cost of remediation and because settlement agreements can be reopened under certain circumstances, the Company’s potential liability for remediation costs associated with the 65 Waste Sites could change. Moreover, because liability under CERCLA and similar laws can be joint and several, CNH Industrial could be required to pay amounts in excess of its pro rata share of remediation costs. However, when appropriate, the financial strength of other PRPs has been considered in the determination of the Company’s potential liability. CNH Industrial believes that the costs associated with the Waste Sites will not have a material effect on the Company’s business, financial position or results of operations.

The Company is conducting environmental investigatory or remedial activities at certain properties that are currently or were formerly owned and/or operated or that are being decommissioned. The Company believes that the outcome of these activities will not have a material adverse effect on its business, financial position or results of operations.

The actual costs for environmental matters could differ materially from those costs currently anticipated due to the nature of historical handling and disposal of hazardous substances typical of manufacturing and related operations, the discovery of currently unknown conditions, and as a result of more aggressive enforcement by regulatory authorities and changes in existing laws and regulations. As in the past, CNH Industrial plans to continue funding its costs of environmental compliance from operating cash flows.

Investigation, analysis and remediation of environmental sites is a time consuming activity. The Company expects such costs to be incurred and claims to be resolved over an extended period of time that could exceed 30 years for some sites. As of December 31, 2017 and 2016, environmental reserves of approximately $35 million and $35 million, respectively, were established to address these specific estimated potential liabilities. Such reserves are undiscounted and do not include anticipated recoveries, if any, from insurance companies. After considering these reserves, management is of the opinion that the outcome of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

Other Litigation and Investigation

European Commission settlement

In the first quarter of 2016, the Company recorded a non-recurring non-tax deductible charge of €450 million ($502 million) in relation to the investigation by the European Commission (the “Commission”) into certain business practices of all major European truck manufacturers, including Iveco, the Company’s wholly-owned subsidiary. On July 19, 2016, the Commission announced a settlement with Iveco under which the Commission imposed a fine of €495 million (equivalent to $543 million at payment date). As a result of this settlement, the Company recorded an additional non-tax deductible charge of €45 million ($49 million) in the second quarter of 2016. The fine was paid by the Company on October 20, 2016. Following this settlement, the Company has been named as defendant in current private litigation commenced in various European jurisdictions and Israel that remains at an early stage, and the Company expects to face further claims, the extent and outcome of which cannot be predicted at this time.

Commitments

CNH Industrial has entered operating lease contracts for the right to use industrial buildings and equipment with an average term of 10-20 years and 3-5 years, respectively. Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2018	$102
2019	68
2020	54
2021	35
2022	26
2023 and beyond	15
Total minimum rental commitments	$300

Total rental expense for all operating leases was $78 million, $67 million, and $69 million for the years ended December 31, 2017, 2016, and 2015, respectively.

At December 31, 2017, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$7,094	$3,691	$3,403

 Guarantees

CNH Industrial provided guarantees on the debt or commitments of third parties and performance guarantees in the interest of non-consolidated affiliates as of December 31, 2017 and 2016 totaling $368 million and $291 million, respectively.

Other Contingencies

CNH Industrial is successor to Fiat Industrial, a company formed as a result of the demerger of Fiat (which, effective October 12, 2014, was merged into FCA) in favor of Fiat Industrial. As such, CNH Industrial continues to be liable jointly with FCA for the liabilities of FCA that arose prior to the effective date of the Demerger (January 1, 2011) and were still outstanding at that date (the “Liabilities”). This statutory provision is limited to the value of the net assets transferred to Fiat Industrial in the Demerger and survives until the Liabilities are satisfied in full. Furthermore, CNH Industrial may be responsible jointly with FCA in relation to tax liabilities, even if such tax liabilities exceed the value of the net assets transferred to Fiat Industrial in the Demerger. At December 31, 2017 the outstanding liabilities amounted to approximately $0.2 billion. CNH Industrial believes the risk of FCA’s insolvency is extremely remote, and therefore, no specific provision has been accrued in respect of the above-mentioned potential joint liability.